Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Common Stock [Abstract]
Common Stock

10. Common Stock

Prior to the Business Combination, in December 2020, Revelation Sub authorized the sale and issuance of up to 29,977,303 shares of common stock, par value $0.001 per share. During 2020 Revelation Sub entered into multiple common stock purchase agreements that resulted in the issuance of 6,292,140 shares and raised net proceeds of $6.1 million. Issuance costs were $37,000 related to the sale and issuance of common stock.

Business Combination Transaction

At the Closing Date, the Company authorized the sale and issuance of up to 100,000,000 shares of common stock, $0.001 par value per share. Additionally, an aggregate of 9,871,343 shares of common stock, were issued in exchange for the Revelation Sub stock, outstanding as of immediately prior to the Effective Time.

Immediately after giving effect to the Business Combination, there were 12,944,213 shares of common stock outstanding.

On the Closing Date, the Company received net proceeds from the Business Combination of $11.9 million, of which $7.7 million was escrowed pursuant to a Forward Share Purchase Agreement entered into by Petra and $4.2 million was released to Revelation.

Subsequent to Business Combination

On January 23, 2022, the Company issued 1,293,126 shares of common stock in connection with the PIPE Investment. The Company received net proceeds of $7.3 million.

On January 31, 2022, the Company issued 300,000 shares of common stock as collateral to Loeb & Loeb, LLP as part of a payment deferral of legal fees in connection with the Business Combination.

On February 4, 2022, the Company cancelled 750,000 shares in connection with the exercise of the Forward Share Purchase Agreement and approximately $7.7 million that was in escrow was paid to Meteora.

On February 22, 2022, the Company issued 1,293,541 shares of common stock in connection with the notice of cash exercise for the Pre-Funded Warrants issued in connection with the PIPE Investment with a total purchase price of $12.94.

On February 2, 2022, the Company issued 1,891 shares of common stock in connection with a notice of cash exercise for the Company’s Rollover Warrants with a total purchase price of $5,073.

On July 28, 2022, the Company issued 8,333,334 shares of its common stock in connection with the July 2022 Public Offering. The Company received net proceeds of $4.5 million.

On July 29, 2022, the Company issued 119,965 shares of common stock in connection with vested Rollover RSU awards.

As of September 30, 2022 and December 31, 2021, 23,536,070 and 2,308,877 shares of common stock were issued and outstanding, respectively. As of September 30, 2022, no cash dividends have been declared or paid.

The total shares of common stock reserved for issuance are summarized as follows:

	September 30, 2022	September 30, 2021
Series A Preferred Stock	—	1,713,965
Series A-1 Preferred Stock	—	1,865,238
Public Warrants	10,511,597	—
Common Warrants	2,586,667	—
Placement Agent Warrants	362,134	—
New Common Stock Warrants	8,333,334	—
New Placement Agent Warrants	583,333	—
Rollover Warrants	165,976	167,867
Unvested and unissued Rollover RSU awards	257,047	460,706
Stock options outstanding	352,313	—
Dilutive shares reserved for issuance	23,152,401	4,207,776
Shares available for future stock grants under the 2021 Equity Incentive Plan	942,108	—
Total common stock reserved for issuance	24,094,509	4,207,776

6. Common Stock

In August 2020, the Company authorized the sale and issuance of up to 11,000,000 shares of common stock, par value $0.001 per share. As of December 31, 2021 and 2020, 2,308,877 and 2,293,154 shares of common stock were issued and outstanding, respectively. The Company entered into multiple Common Stock Purchase Agreements (the “Common SPA”) with closings on October 30, 2020, November 18, 2020, December 24, 2020 and January 4, 2021. As of December 31, 2021, the Company has raised net proceeds of $6.1 million in connection with the sale and issuance of common stock, of which $5.5 million was received as of December 31, 2020 and the remaining $0.6 million was received in January 2021. As of December 31, 2020, the $0.5 million of net proceeds for common stock was recorded as a subscription receivable on the Company’s balance sheet. Issuance costs were $37,000 related to the sale and issuance of common stock.

The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preference of the holders of the Series A Preferred Stock and Series A-1 Preferred Stock set forth in Note 5.

Each share of common stock entitles the holder to one vote, together with the holders of Series A Preferred Stock and Series A-1 Preferred Stock, on all matters submitted to the stockholders for a vote. As of December 31, 2021, no cash dividends have been declared or paid.

The total shares of common stock reserved for issuance are summarized as follows:

	December 31, 2021	December 31, 2020
Series A Preferred Stock	628,930	628,930
Series A-1 Preferred Stock	684,450	—
Warrants	61,600	—
Unvested RSU awards	169,058	37,775
Total common stock reserved for issuance	1,544,038	666,705